UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910
Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/15	2/29/16	Expense Ratio	9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,025.90	0.85%	$4.28
Class C	1,000.00	1,022.10	1.60%	8.04
Institutional Class	1,000.00	1,028.00	0.60%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/15	2/29/16	Expense Ratio	9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,024.90	0.84%	$4.23
Class C	1,000.00	1,020.60	1.69%	8.49
Institutional Class	1,000.00	1,025.70	0.69%	3.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.46	1.69%	8.47
Institutional Class	1,000.00	1,021.43	0.69%	3.47

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,025.50	0.89%	$4.48
Class C	1,000.00	1,021.70	1.64%	8.24
Institutional Class	1,000.00	1,026.70	0.64%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.25%
Corporate-Backed Revenue Bonds	3.17%
Education Revenue Bonds	10.76%
Electric Revenue Bonds	5.44%
Healthcare Revenue Bonds	30.30%
Housing Revenue Bonds	3.72%
Lease Revenue Bonds	2.98%
Local General Obligation Bonds	6.91%
Pre-Refunded/Escrowed to Maturity Bonds	18.18%
Special Tax Revenue Bonds	3.25%
State General Obligation Bonds	8.78%
Transportation Revenue Bonds	3.53%
Water & Sewer Revenue Bonds	3.23%
Short-Term Investment	0.70%
Total Value of Securities	100.95%
Liabilities Net of Receivables and Other Assets	(0.95%)
Total Net Assets	100.00%

 * As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	100.22%
U.S. Virgin Islands	0.40%
Total Value of Securities	100.95%

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.97%
Corporate-Backed Revenue Bonds	2.92%
Education Revenue Bonds	15.35%
Electric Revenue Bonds	7.54%
Healthcare Revenue Bonds	30.95%
Housing Revenue Bonds	0.42%
Lease Revenue Bonds	5.40%
Local General Obligation Bonds	9.00%
Pre-Refunded/Escrowed to Maturity Bonds	11.52%
Special Tax Revenue Bonds	2.75%
State General Obligation Bonds	7.26%
Transportation Revenue Bonds	5.04%
Water & Sewer Revenue Bonds	2.82%
Short-Term Investments	1.03%
Total Value of Securities	102.00%
Liabilities Net of Receivables and Other Assets	(2.00%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	101.67%
Total Value of Securities	102.00%

Security type / sector/ territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.71%
Corporate-Backed Revenue Bonds	3.13%
Education Revenue Bonds	16.44%
Electric Revenue Bonds	6.50%
Healthcare Revenue Bonds	34.49%
Housing Revenue Bonds	3.13%
Lease Revenue Bonds	3.17%
Local General Obligation Bonds	9.09%
Pre-Refunded Bonds	10.08%
Special Tax Revenue Bonds	5.56%
State General Obligation Bonds	4.68%
Transportation Revenue Bonds	2.08%
Water & Sewer Revenue Bonds	1.36%
Short-Term Investments	1.28%
Total Value of Securities	100.99%
Liabilities Net of Receivables and Other Assets	(0.99%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	100.66%
Total Value of Securities	100.99%

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.25%

Corporate-Backed Revenue Bonds – 3.17%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,008,470
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,000,240
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,790,000	3,053,793

		18,062,503

Education Revenue Bonds – 10.76%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,312,635
Series A 5.00% 3/1/39	385,000	388,334
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,515
Series A 5.00% 7/1/45	1,390,000	1,428,934
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,067,720
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,713,255
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	628,210
Series A 5.75% 8/1/44	1,190,000	1,285,890
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	591,652
Series A 5.00% 7/1/44	1,770,000	1,761,911
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	483,837
5.50% 8/1/49	2,260,000	2,339,190
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,802,638
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,550,450
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,070,980
Series 7-D 5.00% 3/1/30	1,500,000	1,660,965
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,504,477

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	$405,839
Series 7-Q 5.00% 10/1/24	475,000	545,780
Series 7-Q 5.00% 10/1/27	200,000	227,752
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	590,090
Series 8-I 5.00% 10/1/33	250,000	294,585
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	801,360
Series 8-G 5.00% 12/1/32	670,000	796,302
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,010,060
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,227,700
Series 7-U 5.00% 4/1/23	550,000	668,993
Series 8-L 5.00% 4/1/35	750,000	875,167
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	801,146
Series A 5.00% 9/1/44	1,500,000	1,541,835
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,082,286
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,000,000	1,905,300
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,466,654
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,194,010
Series A 5.25% 12/1/29	1,850,000	2,206,069
Series D 5.00% 12/1/27	1,000,000	1,192,070
State Supported Stadium Debt Series A 5.00% 8/1/26	3,760,000	4,719,702

		61,405,293

Electric Revenue Bonds – 5.44%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,383,151
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	792,141
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	470,895

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	$593,200
5.00% 10/1/33	1,205,000	1,410,115
Series A 5.00% 10/1/30	1,060,000	1,257,584
Series A 5.00% 10/1/34	750,000	874,545
Series A 5.00% 10/1/35	1,525,000	1,771,928
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	148,766
Series A 5.00% 1/1/26	425,000	501,343
Series A 5.00% 1/1/31	520,000	595,962
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	354,616
Series B 5.00% 12/1/28	275,000	328,606
Series B 5.00% 12/1/31	1,365,000	1,608,393
Series B 5.00% 12/1/33	300,000	350,493
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,522,037
Series A 5.00% 1/1/46	2,000,000	2,307,200
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE)^	5,000,000	4,101,000
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,169,950
Series A 5.00% 1/1/34	4,000,000	4,664,360
Series A 5.00% 1/1/40	1,250,000	1,430,000
Series A 5.00% 1/1/46	3,000,000	3,420,720

		31,057,005

Healthcare Revenue Bonds – 30.30%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,102,751
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,554,855
6.20% 7/1/45	2,000,000	2,078,580
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,074,760
Series A 7.00% 11/1/46	1,220,000	1,309,084
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,128,809
5.375% 11/1/34	320,000	338,547

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	$2,169,591
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,702,187
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,375
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	604,185
5.00% 11/1/44	500,000	562,625
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	748,352
Series A 5.00% 4/1/40	705,000	721,864
Series A 5.00% 4/1/48	315,000	319,574
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,053,981
6.00% 6/15/39	3,570,000	3,978,301
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,271,375
5.40% 8/1/40	1,000,000	1,020,520
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	536,990
4.00% 4/1/25	660,000	707,012
4.00% 4/1/31	60,000	62,720
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	688,895
5.75% 2/1/44	500,000	525,320
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,603,205
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,159,410
5.00% 9/1/32	1,000,000	1,150,510

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	$4,682,205
5.25% 5/1/37	2,950,000	3,054,519
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series A 5.00% 11/15/44	1,000,000	1,135,330
Series B 6.50% 11/15/38 (AGC)	965,000	1,091,627
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	508,400
5.25% 11/1/45	1,950,000	1,992,491
5.375% 11/1/50	455,000	462,812
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/35	2,085,000	2,350,003
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,463
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,350,513
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,752,800
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,874,432
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,890,109
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	459,102
Series A 5.00% 11/1/32	330,000	348,685
Series A 5.00% 11/1/42	1,250,000	1,309,300
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,796,497
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,378,307
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,719,394
Series D Remarketing 5.00% 11/15/38	6,405,000	7,210,237
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	355,457

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/33	650,000	$740,317
5.875% 7/1/30	1,850,000	2,140,209
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,371,610
Series A 5.30% 9/1/37	1,200,000	1,268,244
Series A 6.375% 9/1/42	2,435,000	2,487,791
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,382,035
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	976,506
5.00% 9/1/24	575,000	706,353
5.00% 9/1/25	750,000	912,630
5.00% 9/1/26	575,000	693,404
5.00% 9/1/27	405,000	484,603
5.00% 9/1/28	425,000	504,462
5.00% 9/1/29	425,000	501,853
5.00% 9/1/34	730,000	835,646
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (AGC)	1,000,000	1,096,090
5.50% 5/1/39 (AGC)	6,000,000	6,537,780
Series A 5.125% 5/1/30	9,350,000	10,597,945
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	4,720,000	5,077,257
Series A-1 5.25% 11/15/29	5,605,000	6,344,299
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,392,900
5.00% 7/1/32	2,500,000	2,939,025
5.00% 7/1/33	1,260,000	1,476,758
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,077,031
Series A 5.00% 11/15/30	670,000	788,623

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	$3,172,877
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,227,410
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,425
Series A 5.375% 5/1/43	500,000	500,325
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,559,040
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,137,245
Series A 5.75% 11/1/39	2,365,000	2,548,973
Series A 6.00% 5/1/47	3,685,000	3,993,398
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	916,801
4.65% 7/1/26	540,000	583,087
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	518,625
5.125% 12/1/44	1,605,000	1,661,255
5.25% 12/1/49	750,000	785,040

		172,903,273

Housing Revenue Bonds – 3.72%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,525,000	7,527,032
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)●	1,745,000	1,750,340
Series I 4.85% 7/1/38 (AMT)	1,280,000	1,285,210
Series L 5.10% 7/1/38 (AMT)	7,100,000	7,222,901
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,950,000	2,115,341

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,341,877

		21,242,701

Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,432,913
Series A 5.00% 6/1/43	3,835,000	4,358,362
Series B 5.00% 3/1/28	2,500,000	2,964,950
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,824,258
5.00% 8/1/35	1,645,000	1,910,799
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,494,917

		16,986,199

Local General Obligation Bonds – 6.91%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	558,105
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,497,772
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,046,242
Series A 4.00% 2/1/29	1,800,000	2,031,822
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,402,472
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	7,106,356
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,664,390
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,038,640
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,684,150
Series A 4.75% 2/1/26	3,600,000	3,860,892
Series A 4.75% 2/1/27	2,300,000	2,459,827
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,055,478

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	$2,007,780
5.125% 12/1/24	1,000,000	1,003,720

		39,417,646

Pre-Refunded / Escrowed to Maturity Bonds – 18.18%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,089,440
(City of Bloomington)
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	420,844
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	19,115,662
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23-18§	180,000	206,975
Series A 6.625% 11/15/28-18§	3,000,000	3,469,680
Series B 6.50% 11/15/38-18 (AGC)§	175,000	201,812
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	7,070,364
Minnesota
Series A 5.00% 10/1/24-21§	70,000	84,273
Series A 5.00% 10/1/27-21§	80,000	96,312
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	52,624
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.25% 4/1/39-17§	5,000,000	5,259,550
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	1,490,000	1,530,170
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	245,000	251,605
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC)§	395,000	405,649
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	20,378,007
Series C 5.50% 7/1/23-18§	3,000,000	3,334,560
Series C 5.625% 7/1/26-18§	1,925,000	2,145,259
Series C 5.75% 7/1/30-18§	5,035,000	5,625,656
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	7,900,000	8,175,789
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,841,375

		103,755,606

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 3.25%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	$2,270,478
Series B 5.00% 12/15/20	1,000,000	1,080,810
Series B 5.00% 12/15/24	1,150,000	1,240,988
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,546,510
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,318,237
5.00% 6/1/25	2,000,000	2,266,800
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	773,627
Series G 5.00% 11/1/31	1,500,000	1,761,300
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,269,320

		18,528,070

State General Obligation Bonds – 8.78%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,610,382
Series A 5.00% 8/1/29	1,500,000	1,873,965
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,492,009
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,269,692
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,998,600
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,985,979
Series A 5.00% 8/1/30	4,200,000	5,128,410
Series A 5.00% 8/1/32	2,755,000	3,321,538
Series A Unrefunded 4.00% 8/1/27	955,000	1,078,119
Series F 5.00% 10/1/22	3,500,000	4,331,355

		50,090,049

Transportation Revenue Bonds – 3.53%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,422,113
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,146,260
Series B 5.00% 1/1/26	575,000	671,675
Series B 5.00% 1/1/27	1,160,000	1,343,222
Series B 5.00% 1/1/28	2,750,000	3,164,783
Series B 5.00% 1/1/29	120,000	137,604

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/30	1,675,000	$1,913,838
Series B 5.00% 1/1/31	1,750,000	1,996,470
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,059,899
Series A 5.00% 8/1/35	1,145,000	1,172,068
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,656,300
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,428,704

		20,112,936

Water & Sewer Revenue Bonds – 3.23%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,873,339
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,690,400
Series B 5.00% 9/1/22	2,125,000	2,619,403
Series B 5.00% 9/1/25	2,000,000	2,436,940
Series E 5.00% 9/1/22	2,745,000	3,383,652
Series E 5.00% 9/1/23	2,000,000	2,450,380
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,964,300

		18,418,414

Total Municipal Bonds (cost $532,829,556)		571,979,695

Short-Term Investment – 0.70%

Variable Rate Demand Note – 0.70%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	4,000,000	4,000,000

Total Short-Term Investment (cost $4,000,000)		4,000,000

Total Value of Securities – 100.95% (cost $536,829,556)		$575,979,695

Schedules of investments

Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $3,082,286, which represents 0.54% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

IBC – Insured Bond Certificate

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.97%

Corporate-Backed Revenue Bonds – 2.92%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,697,051
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	750,023
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	725,000	584,169

		3,031,243

Education Revenue Bonds – 15.35%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	496,296
City of Deephaven
(Eagle Ridge Academy Project) Series A 4.75% 7/1/28	500,000	521,430
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	324,316
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	454,910
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	550,278
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	540,456
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,101,420
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,071,190
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	269,610
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	498,181
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	353,028
Series 6-U 4.50% 10/1/23	265,000	288,429
Series 8-I 5.00% 10/1/31	130,000	154,745
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	149,507
Series 8-G 5.00% 12/1/32	125,000	148,564
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,071,220
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,559,460
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	623,748
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	525,000	566,795

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	370,000	$352,481
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	264,813
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,190,640
Series A 5.25% 12/1/28	750,000	895,507
Series D 5.00% 12/1/26	1,000,000	1,196,490
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,255,240

		15,898,754

Electric Revenue Bonds – 7.54%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,273,770
Series E 5.00% 1/1/23	1,000,000	1,166,320
City of Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	303,345
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	596,070
Series A 5.00% 10/1/30	240,000	284,736
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/17 (AGC)	1,000,000	1,037,360
Series A 5.00% 1/1/25	200,000	238,026
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	240,000	278,846
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,632,387

		7,810,860

Healthcare Revenue Bonds – 30.95%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	285,649
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	807,540
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,446,789
5.00% 11/1/25	250,000	304,907

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	$138,394
Series A 5.00% 4/1/40	125,000	127,990
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	832,695
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	509,955
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	287,010
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	801,801
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	306,345
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	371,011
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series B 6.50% 11/15/38 (AGC)	1,465,000	1,657,237
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	538,904
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,152,250
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,868,375
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,798
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,049,693
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	542,470
Series C 4.50% 11/15/38 ●	1,000,000	1,172,270
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,103,320

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,145,267
Series A 6.125% 9/1/30	845,000	863,176
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	588,645
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A 5.125% 5/1/30	3,320,000	3,763,120
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,262,060
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,085,790
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,763,415
5.00% 7/1/33	200,000	234,406
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	195,286
Series A 5.00% 11/15/30	120,000	141,246
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,038,220
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	523,260
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	518,625

		32,065,259

Housing Revenue Bonds – 0.42%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	150,000	150,391
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	287,545

		437,936

Lease Revenue Bonds – 5.40%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,260,963
Series A 5.00% 6/1/43	715,000	812,576
Series B 5.00% 3/1/21	250,000	297,815
Series B 5.00% 3/1/27	1,000,000	1,193,660

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	$1,143,180
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	882,059

		5,590,253

Local General Obligation Bonds – 9.00%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	538,310
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,042,340
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	509,876
Hennepin County
Series B 4.00% 12/1/20	500,000	572,200
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,085,540
Minneapolis
4.00% 12/1/23	1,500,000	1,540,635
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,148,886
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	789,375
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,093,890

		9,321,052

Pre-Refunded / Escrowed to Maturity Bonds – 11.52%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,827,443
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,500,000	1,734,840
Series B 6.50% 11/15/38-18 (AGC)§	265,000	305,601
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,279,457
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27-17§	750,000	778,583
(University of St. Thomas) Series 6-X 5.00% 4/1/24-17§	1,000,000	1,049,200

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	$1,152,920
Series C 5.625% 7/1/26-18§	2,500,000	2,786,050
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,018,700

		11,932,794

Special Tax Revenue Bonds – 2.75%
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,263,506
4.50% 6/1/25 (AGC)	1,000,000	1,108,180
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	476,484

		2,848,170

State General Obligation Bonds – 7.26%
Minnesota
Series A 5.00% 8/1/27	1,610,000	2,038,566
Series A 5.00% 8/1/29	1,000,000	1,249,310
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	486,696
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,156,580
Series A 5.00% 8/1/32	1,120,000	1,350,317
Minnesota State
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,237,530

		7,518,999

Transportation Revenue Bonds – 5.04%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,308,044
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,111,970
Series B 5.00% 1/1/26	710,000	829,372
Series B 5.00% 1/1/31	750,000	855,630
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,121,720

		5,226,736

Water & Sewer Revenue Bonds – 2.82%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	342,137
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,185,720

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	$1,396,763

		2,924,620

Total Municipal Bonds (cost $98,650,109)		104,606,676

	Number of shares

Short-Term Investments – 1.03%

Money Market Mutual Fund – 0.54%
Federated Minnesota Municipal Cash Trust	561,860	561,860

		561,860

	Principal amount°
Variable Rate Demand Note – 0.49%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	500,000	500,000

		500,000

Total Short-Term Investments (cost $1,061,860)		1,061,860

Total Value of Securities – 102.00% (cost $99,711,969)		$105,668,536

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $566,795, which represents 0.55% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.71%

Corporate-Backed Revenue Bonds – 3.13%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,703,267
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,750,053
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,225,000	987,044

		5,440,364

Education Revenue Bonds – 16.44%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	514,950
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,280,998
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,515
Series A 5.00% 7/1/45	230,000	236,442
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,033,860
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,060,930
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	632,139
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	168,315
Series A 5.00% 7/1/44	495,000	492,738
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	823,552
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,530,270
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,164,783
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	272,593
4.00% 5/1/25	200,000	215,316
4.00% 5/1/26	100,000	106,652
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	375,031
Series 7-Q 5.00% 10/1/26	280,000	320,992
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	891,124

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	$252,358
(St. Olaf College)
Series 6-O 4.50% 10/1/32	75,000	76,429
Series 6-O 5.00% 10/1/22	340,000	349,421
Series 8-G 5.00% 12/1/31	205,000	245,192
Series 8-G 5.00% 12/1/32	205,000	243,645
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	798,757
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,508,430
Series 7-A 5.00% 10/1/39	1,000,000	1,113,850
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,516,138
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	939,261
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,667,137
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,697,790
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,530,795
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	448,044
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,119,160
Series A 5.25% 12/1/28	1,500,000	1,791,015
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,882,860

		28,562,482

Electric Revenue Bonds – 6.50%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,653,615
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	424,683
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	589,156
Series A 5.00% 12/1/26	360,000	421,668
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	198,825

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/28	500,000	$598,520
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (AGC)	1,000,000	1,077,080
Series A 5.00% 1/1/24	335,000	402,727
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	400,000	464,744
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	593,160
Series A 5.00% 1/1/33	1,750,000	2,047,413
Series A 5.00% 1/1/34	450,000	524,741
Series A 5.00% 1/1/40	2,000,000	2,288,000

		11,284,332

Healthcare Revenue Bonds – 34.49%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	701,204
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,770,483
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	410,476
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,076,160
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,000,780
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,500
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	846,345
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	205,028
Series A 5.00% 4/1/40	190,000	194,545
Series A 5.00% 4/1/48	185,000	187,686
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	832,695
6.00% 6/15/39	1,000,000	1,114,370

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	$193,386
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	782,835
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	459,517
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	713,822
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,289,078
5.25% 5/1/37	1,000,000	1,035,430
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series A 5.00% 11/15/44	1,000,000	1,135,330
Series B 6.50% 11/15/38 (AGC)	210,000	237,556
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,729,189
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,300
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,467
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,025,140
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,644,390
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	519,765
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,104,940
Series A 7.375% 12/1/41	375,000	416,415
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	190,649
Series A 6.875% 12/1/48	800,000	906,928

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	$1,871,033
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	418,197
5.00% 7/1/27	245,000	288,164
5.00% 7/1/28	225,000	263,317
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,195,063
Series A 6.25% 9/1/36	925,000	945,073
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	844,577
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	138,739
5.00% 9/1/34	105,000	120,196
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (AGC)	1,500,000	1,634,445
Series A 5.125% 5/1/30	3,125,000	3,542,094
Series B 5.00% 5/1/23	2,000,000	2,450,680
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,650,000	1,774,889
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	1,058,049
5.00% 7/1/33	1,540,000	1,804,926
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	325,476
Series A 5.00% 11/15/30	205,000	241,295
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	794,509
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,769,870
Series A 5.15% 11/1/42	775,000	798,893
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,650

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	$1,825,876
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,562,025
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,039,360
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,603
Series A 5.75% 11/1/39	590,000	635,896
Series A 6.00% 5/1/47	920,000	996,995
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,538,145
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,308,400

		59,914,184

Housing Revenue Bonds – 3.13%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	685,000	685,548
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	41,735	41,767
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	100,000	116,566
(Residential Housing)
Series I 4.85% 7/1/38 (AMT)	715,000	717,910
Series L 5.10% 7/1/38 (AMT)	1,075,000	1,093,608
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,286,386
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	752,085
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,565

		5,446,435

Lease Revenue Bonds – 3.17%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,006,077

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	1,000,000	$1,136,470
Series B 4.00% 3/1/26	375,000	415,125
Series B 5.00% 3/1/21	250,000	297,815
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/32	1,415,000	1,650,555

		5,506,042

Local General Obligation Bonds – 9.09%
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,701,257
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,619
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,638,689
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,230,850
Series A 5.00% 2/1/29	1,000,000	1,222,820
Series A 5.00% 2/1/30	445,000	540,608
Series A 5.00% 2/1/31	1,000,000	1,207,690
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,540,635
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,604,235
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,373
5.125% 12/1/24	205,000	205,763
5.25% 12/1/26	1,540,000	1,545,606
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,640,835

		15,800,980

Pre-Refunded Bonds – 10.08%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,177,243
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28-17 (NATL-RE)§	1,000,000	1,032,180
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	623,145

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	$2,197,464
Series B 6.50% 11/15/38-18 (AGC)§	40,000	46,128
Minnesota
Series A 5.00% 10/1/24-21§	15,000	18,059
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,038,110
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	947,699
Series 6-O 5.00% 10/1/22-16§	660,000	678,137
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	401,980
Series A 6.00% 4/1/41-16§	1,250,000	1,256,413
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	3,005,000	3,489,226
Series C 5.50% 7/1/23-18§	1,000,000	1,111,520
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	750,000	776,183
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29-16§	2,660,000	2,712,482

		17,505,969

Special Tax Revenue Bonds – 5.56%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,079,680
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,621,215
Series B 5.00% 12/15/24	1,000,000	1,079,120
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,199,449
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	203,042
4.00% 3/1/30	260,000	260,694
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,112
4.00% 3/1/27	650,000	657,091

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24 (AGC)	1,000,000	$1,091,250
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,037,510
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	714,726

		9,657,889

State General Obligation Bonds – 4.68%
Minnesota
Series A 5.00% 8/1/24	500,000	634,985
Series A 5.00% 8/1/27	2,175,000	2,753,963
Series A 5.00% 8/1/29	1,000,000	1,249,310
Series A Unrefunded 5.00% 10/1/24	985,000	1,187,624
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,308,801

		8,134,683

Transportation Revenue Bonds – 2.08%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,171,940
Subordinate Series B 5.00% 1/1/29	2,130,000	2,442,471

		3,614,411

Water & Sewer Revenue Bonds – 1.36%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	577,706
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,778,580

		2,356,286

Total Municipal Bonds (cost $165,227,316)		173,224,057

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 1.28%

Money Market Mutual Fund – 0.28%
Federated Minnesota Municipal Cash Trust	482,495	$482,495

		482,495

	Principal amount°
Variable Rate Demand Notes – 1.00%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Facilities (Children’s Health Care)
0.01% 8/15/25 (AGM)(SPA – U.S. Bank N.A.)	1,000,000	1,000,000
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	750,000	750,000

		1,750,000

Total Short-Term Investments (cost $2,232,495)		2,232,495

Total Value of Securities – 100.99% (cost $167,459,811)		$175,456,552

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $939,261, which represents 0.54% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $1,825,876, which represents 1.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 29, 2016 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value[1]	$571,979,695	$104,606,676	$173,224,057
Short-term investments, at value[2]	4,000,000	1,061,860	2,232,495
Cash	110,285	11,141	197,027
Interest receivable	6,999,342	1,088,543	2,107,184
Receivable for fund shares sold	314,449	51,902	95,701
Receivable for securities sold	—	736,875	—

Total assets	583,403,771	107,556,997	177,856,464

Liabilities:
Payable for securities purchased	11,693,398	3,693,012	3,684,097
Income distribution payable	351,781	56,886	107,278
Payable for fund shares redeemed	321,598	98,336	151,573
Investment management fees payable	204,523	38,929	63,288
Distribution fees payable to affiliates	134,912	20,135	50,208
Other accrued expenses	105,384	42,973	54,961
Other affiliates payable	22,939	4,933	9,331
Trustees’ fees and expenses payable	3,854	702	1,172

Total liabilities	12,838,389	3,955,906	4,121,908

Total Net Assets	$570,565,382	$103,601,091	$173,734,556

Net Assets Consist of:
Paid-in capital	$534,116,004	$97,736,132	$170,515,485
Undistributed (distributions in excess of) net investment income	(255,105)	(1,324)	8,669
Accumulated net realized loss on investments	(2,445,656)	(90,284)	(4,786,339)
Net unrealized appreciation of investments	39,150,139	5,956,567	7,996,741

Total Net Assets	$570,565,382	$103,601,091	$173,734,556

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$485,029,410	$84,880,771	$118,740,164
Shares of beneficial interest outstanding, unlimited authorization, no par	38,162,547	7,493,477	10,858,543
Net asset value per share	$12.71	$11.33	$10.94
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.31	$11.65	$11.46

Class C:
Net assets	$48,945,021	$12,611,490	$33,300,824
Shares of beneficial interest outstanding, unlimited authorization, no par	3,838,727	1,111,034	3,039,327
Net asset value per share	$12.75	$11.35	$10.96

Institutional Class:
Net assets	$36,590,951	$6,108,830	$21,693,568
Shares of beneficial interest outstanding, unlimited authorization, no par	2,879,688	539,085	1,984,560
Net asset value per share	$12.71	$11.33	$10.93

[1]Investments, at cost	$532,829,556	$98,650,109	$165,227,316
[2]Short-term investments, at cost	4,000,000	1,061,860	2,232,495

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$11,845,420	$1,947,307	$3,659,231

Expenses:
Management fees	1,520,381	254,132	467,247
Distribution expenses – Class A	597,218	105,208	148,762
Distribution expenses – Class C	232,367	60,508	162,886
Dividend disbursing and transfer agent fees and expenses	195,750	39,490	66,555
Accounting and administration expenses	91,443	16,646	27,823
Legal fees	25,553	5,450	8,207
Reports and statements to shareholders	22,626	8,212	8,391
Registration fees	22,261	11,633	7,882
Audit and tax fees	20,807	20,807	20,809
Trustees’ fees and expenses	13,827	2,532	4,223
Custodian fees	11,989	2,580	4,048
Other	16,750	7,879	10,106

	2,770,972	535,077	936,939
Less expenses waived	(265,788)	(18,670)	(81,532)
Less waived distribution expenses – Class A	—	(42,083)	—
Less expense paid indirectly	(158)	(26)	(43)

Total operating expenses	2,505,026	474,298	855,364

Net Investment Income	9,340,394	1,473,009	2,803,867

Net Realized and Unrealized Gain:
Net realized gain on investments	265,087	55,575	33,519
Net change in unrealized appreciation (depreciation) of investments	4,730,822	920,802	1,373,489

Net Realized and Unrealized Gain	4,995,909	976,377	1,407,008

Net Increase in Net Assets Resulting from Operations	$14,336,303	$2,449,386	$4,210,875

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,340,394	$19,428,620
Net realized gain	265,087	1,450,306
Net change in unrealized appreciation (depreciation)	4,730,822	(4,486,338)

Net increase in net assets resulting from operations	14,336,303	16,392,588

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,130,944)	(17,349,446)
Class B	—	(1,251)
Class C	(615,405)	(1,204,147)
Institutional Class	(622,309)	(991,348)

	(9,368,658)	(19,546,192)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,211,165	22,802,354
Class C	4,357,725	7,051,722
Institutional Class	5,377,349	16,608,226

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,801,266	14,050,860
Class B	—	934
Class C	559,868	1,069,001
Institutional Class	596,103	916,011

	36,903,476	62,499,108

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,510,698)	$(57,938,666)
Class B	—	(457,631)
Class C	(1,776,037)	(4,073,143)
Institutional Class	(1,771,022)	(2,798,163)

	(28,057,757)	(65,267,603)

Increase (decrease) in net assets derived from capital share transactions	8,845,719	(2,768,495)

Net Increase (Decrease) in Net Assets	13,813,364	(5,922,099)

Net Assets:
Beginning of period	556,752,018	562,674,117

End of period	$570,565,382	$556,752,018

Distributions in excess of net investment income	$(255,105)	$(226,841)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,473,009	$2,997,800
Net realized gain	55,575	194,821
Net change in unrealized appreciation (depreciation)	920,802	(1,134,514)

Net increase in net assets resulting from operations	2,449,386	2,058,107

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,259,688)	(2,642,880)
Class C	(129,561)	(259,970)
Institutional Class	(83,765)	(95,494)

	(1,473,014)	(2,998,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,340,855	9,934,059
Class C	1,096,958	1,531,754
Institutional Class	1,802,335	2,451,746

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,120,666	2,330,887
Class C	123,733	237,953
Institutional Class	81,814	90,218

	7,566,361	16,576,617

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,052,472)	$(17,357,339)
Class C	(466,334)	(2,572,600)
Institutional Class	(228,132)	(499,641)

	(5,746,938)	(20,429,580)

Increase (decrease) in net assets derived from capital share transactions	1,819,423	(3,852,963)

Net Increase (Decrease) in Net Assets	2,795,795	(4,793,200)

Net Assets:
Beginning of period	100,805,296	105,598,496

End of period	$103,601,091	$100,805,296

Distributions in excess of net investment income	$(1,324)	$(1,319)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,803,867	$5,661,730
Net realized gain	33,519	496,529
Net change in unrealized appreciation (depreciation)	1,373,489	(1,123,236)

Net increase in net assets resulting from operations	4,210,875	5,035,023

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,027,359)	(4,315,518)
Class B	—	(1,495)
Class C	(432,089)	(902,931)
Institutional Class	(333,067)	(456,934)

	(2,792,515)	(5,676,878)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,900,910	19,760,433
Class C	1,817,961	4,311,495
Institutional Class	7,651,943	9,317,694

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,635,529	3,408,058
Class B	—	1,375
Class C	370,969	795,384
Institutional Class	312,374	440,872

	18,689,686	38,035,311

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,411,654)	$(19,120,109)
Class B	—	(525,869)
Class C	(1,334,946)	(5,095,771)
Institutional Class	(1,259,902)	(1,335,715)

	(16,006,502)	(26,077,464)

Increase in net assets derived from capital share transactions	2,683,184	11,957,847

Net Increase in Net Assets	4,101,544	11,315,992

Net Assets:
Beginning of period	169,633,012	158,317,020

End of period	$173,734,556	$169,633,012

Undistributed (distributions in excess of) net investment income	$8,669	$(2,683)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1]	Year ended
(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 12.600	$ 12.670	$ 11.970	$ 13.030	$ 12.480	$ 12.730

0.213	0.444	0.445	0.445	0.487	0.492
0.111	(0.067)	0.734	(0.973)	0.660	(0.198)
0.324	0.377	1.179	(0.528)	1.147	0.294

(0.214)	(0.447)	(0.444)	(0.445)	(0.488)	(0.492)
—	—	(0.035)	(0.087)	(0.109)	(0.052)
(0.214)	(0.447)	(0.479)	(0.532)	(0.597)	(0.544)

$ 12.710	$ 12.600	$ 12.670	$ 11.970	$ 13.030	$ 12.480

2.59%	3.02%	10.03%	(4.24%)	9.41%	2.50%

$485,029	$479,275	$503,072	$540,533	$577,061	$538,170
0.85%	0.87%	0.90%	0.90%	0.90%	0.91%
0.95%	0.96%	0.95%	0.95%	0.92%	0.93%
3.39%	3.51%	3.61%	3.47%	3.81%	4.02%
3.29%	3.42%	3.56%	3.42%	3.79%	4.00%
8%	11%	10%	16%	16%	12%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended
	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.640	$12.710	$12.010	$13.070	$12.520	$12.780

0.166	0.350	0.354	0.350	0.392	0.401
0.111	(0.067)	0.734	(0.973)	0.660	(0.207)
0.277	0.283	1.088	(0.623)	1.052	0.194

(0.167)	(0.353)	(0.353)	(0.350)	(0.393)	(0.402)
—	—	(0.035)	(0.087)	(0.109)	(0.052)
(0.167)	(0.353)	(0.388)	(0.437)	(0.502)	(0.454)

$12.750	$12.640	$12.710	$12.010	$13.070	$12.520

2.21%	2.25%	9.19%	(4.93%)	8.58%	1.66%

$48,945	$45,393	$41,612	$42,985	$41,368	$34,425
1.60%	1.62%	1.65%	1.65%	1.65%	1.66%
1.70%	1.71%	1.70%	1.70%	1.67%	1.68%
2.64%	2.76%	2.86%	2.72%	3.06%	3.27%
2.54%	2.67%	2.81%	2.67%	3.04%	3.25%
8%	11%	10%	16%	16%	12%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.590	$12.660	$12.070

Income (loss) from investment operations:
Net investment income[3]	0.228	0.476	0.336
Net realized and unrealized gain (loss)	0.122	(0.067)	0.589
Total from investment operations	0.350	0.409	0.925

Less dividends and distributions from:
Net investment income	(0.230)	(0.479)	(0.335)
Total dividends and distributions	(0.230)	(0.479)	(0.335)

Net asset value, end of period	$12.710	$12.590	$12.660

Total return[4]	2.80%	3.27%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,591	$32,084	$17,533
Ratio of expenses to average net assets	0.60%	0.62%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.70%	0.71%	0.70%
Ratio of net investment income to average net assets	3.64%	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.54%	3.67%	3.79%
Portfolio turnover	8%	11%	10%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.220	$11.320	$10.840	$11.530	$11.130	$11.290

0.168	0.337	0.342	0.330	0.355	0.375
0.110	(0.100)	0.490	(0.675)	0.400	(0.160)
0.278	0.237	0.832	(0.345)	0.755	0.215

(0.168)	(0.337)	(0.342)	(0.330)	(0.355)	(0.375)
—	—	(0.010)	(0.015)	—	—
(0.168)	(0.337)	(0.352)	(0.345)	(0.355)	(0.375)

$11.330	$11.220	$11.320	$10.840	$11.530	$11.130

2.49%	2.12%	7.79%	(3.09% )	6.88%	2.02%

$84,881	$84,663	$90,571	$90,110	$97,032	$87,924
0.84%	0.85%	0.84%	0.84%	0.84%	0.84%
0.98%	0.98%	0.98%	0.97%	0.94%	0.95%
2.99%	2.98%	3.08%	2.89%	3.12%	3.43%
2.85%	2.85%	2.94%	2.76%	3.02%	3.32%
7%	14%	14%	17%	21%	24%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.240	$11.350	$10.860	$ 11.560	$11.160	$11.320

0.120	0.241	0.249	0.233	0.259	0.283
0.110	(0.110)	0.500	(0.685)	0.400	(0.160)
0.230	0.131	0.749	(0.452)	0.659	0.123

(0.120)	(0.241)	(0.249)	(0.233)	(0.259)	(0.283)
—	—	(0.010)	(0.015)	—	—
(0.120)	(0.241)	(0.259)	(0.248)	(0.259)	(0.283)

$11.350	$11.240	$11.350	$10.860	$11.560	$11.160

2.06%	1.16%	6.96%	(3.99% )	5.96%	1.16%

$12,612	$11,740	$12,651	$14,538	$16,210	$13,949
1.69%	1.70%	1.69%	1.69%	1.69%	1.69%
1.73%	1.73%	1.73%	1.72%	1.69%	1.70%
2.14%	2.13%	2.23%	2.04%	2.27%	2.58%
2.10%	2.10%	2.19%	2.01%	2.27%	2.57%
7%	14%	14%	17%	21%	24%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.220	$11.330	$10.950

Income (loss) from investment operations:
Net investment income[3]	0.176	0.354	0.255
Net realized and unrealized gain (loss)	0.110	(0.110)	0.380
Total from investment operations	0.286	0.244	0.635

Less dividends and distributions from:
Net investment income	(0.176)	(0.354)	(0.255)
Total dividends and distributions	(0.176)	(0.354)	(0.255)

Net asset value, end of period	$11.330	$11.220	$11.330

Total return[4]	2.57%	2.18%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,108	$ 4,402	$ 2,376
Ratio of expenses to average net assets	0.69%	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	3.14%	3.13%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.10%	3.10%	3.17%
Portfolio turnover	7%	14%	14% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 10.840	$ 10.880	$ 10.250	$ 11.080	$ 10.490	$ 10.710

0.186	0.383	0.404	0.399	0.420	0.430
0.098	(0.039)	0.628	(0.831)	0.596	(0.222)
0.284	0.344	1.032	(0.432)	1.016	0.208

(0.184)	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)
(0.184)	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)

$ 10.940	$ 10.840	$ 10.880	$ 10.250	$ 11.080	$ 10.490

2.55%	3.20%	10.25%	(4.06% )	9.86%	2.12%

$118,740	$122,618	$119,044	$121,232	$124,717	$108,830
0.89%	0.91%	0.89%	0.89%	0.89%	0.91%
0.99%	1.01%	0.99%	0.99%	0.97%	0.98%
3.42%	3.52%	3.82%	3.64%	3.89%	4.20%
3.32%	3.42%	3.72%	3.54%	3.81%	4.13%
7%	16%	15%	14%	13%	5%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.870	$10.900	$10.270	$11.100	$10.510	$10.730

0.145	0.302	0.326	0.318	0.340	0.354
0.089	(0.029)	0.628	(0.832)	0.596	(0.222)
0.234	0.273	0.954	(0.514)	0.936	0.132

(0.144)	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)
(0.144)	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)

$10.960	$10.870	$10.900	$10.270	$11.100	$10.510

2.17%	2.53%	9.41%	(4.77% )	9.03%	1.36%

$33,301	$32,174	$32,279	$33,140	$33,432	$26,718
1.64%	1.66%	1.64%	1.64%	1.64%	1.66%
1.74%	1.76%	1.74%	1.74%	1.72%	1.73%
2.67%	2.77%	3.07%	2.89%	3.14%	3.45%
2.57%	2.67%	2.97%	2.79%	3.06%	3.38%
7%	16%	15%	14%	13%	5%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$10.840	$10.880	$10.350

Income (loss) from investment operations:
Net investment income[3]	0.199	0.410	0.312
Net realized and unrealized gain (loss)	0.089	(0.039)	0.528
Total from investment operations	0.288	0.371	0.840

Less dividends and distributions from:
Net investment income	(0.198)	(0.411)	(0.310)
Total dividends and distributions	(0.198)	(0.411)	(0.310)

Net asset value, end of period	$10.930	$10.840	$10.880

Total return[4]	2.67%	3.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,694	$14,841	$6,470
Ratio of expenses to average net assets	0.64%	0.66%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.76%	0.74%
Ratio of net investment income to average net assets	3.67%	3.77%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.57%	3.67%	3.94%
Portfolio turnover	7%	16%	15% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 29, 2016 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. On May 30, 2013, Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were eliminated. Effective Sept. 25, 2014, all remaining shares of Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$158	$26	$43

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2015 through Feb. 29, 2016.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net asset of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$13,316	$2,424	$4,052

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, the amounts charged for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$58,658	$10,678	$17,848

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s

Class A shares to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 29, 2016.2 Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$5,602	$1,021	$1,698

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$29,242	$3,422	$9,670

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Class A	$ —	$296	$6,974
Class C	$778	—	$ 345

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, each Fund engaged in securities purchases and securities sales as follows. There were no realized gains (losses) for the six months ended Feb. 29, 2016.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$10,490,713	$2,050,008	$7,400,032
Sales	8,200,038	3,175,011	7,650,037

1The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016. Prior to Dec. 29, 2014, Delaware Tax-Free Minnesota Fund’s contractual waiver was 0.65%.

2The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016.

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$59,117,943	$10,267,661	$15,050,521
Sales	41,657,741	6,781,037	11,912,300

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Cost of investments	$536,829,556	$99,711,969	$167,459,811

Aggregate unrealized appreciation of investments	$40,065,563	$6,125,216	$8,313,012
Aggregate unrealized depreciation of investments	(915,424)	(168,649)	(316,271)

Net unrealized appreciation of investments	$39,150,139	$5,956,567	$7,996,741

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

Year of expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term

Delaware Tax-Free Minnesota Fund	$2,138,010	$624,384
Delaware Tax-Free Minnesota Intermediate Fund	145,774	—
Delaware Minnesota High-Yield Municipal Bond Fund	743,481	1,137,163

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free Minnesota Fund

Securities	Level 2

Municipal Bonds	$571,979,695
Short-Term Investments	4,000,000

Total Value of Securities	$575,979,695

	Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 1	Level 2	Total

Municipal Bonds	$—	$104,606,676	$104,606,676
Short-Term Investments[1]	561,860	500,000	1,061,860

Total Value of Securities	$561,860	$105,106,676	$105,668,536

	Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 1	Level 2	Total

Municipal Bonds	$—	$173,224,057	$173,224,057
Short-Term Investments[1]	482,495	1,750,000	2,232,495

Total Value of Securities	$482,495	$174,974,057	$175,456,552

1 Security type is valued across multiple levels. Level 1 investments represent investment company securities while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	52.91%	21.61%
Level 2	47.09%	78.39%

Total	100.00%	100.00%

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/29/16	8/31/15	2/29/16	8/31/15	2/29/16	8/31/15
Shares sold:
Class A	1,514,169	1,798,126	295,966	875,739	632,638	1,810,912
Class C	342,718	554,042	97,091	135,340	166,587	394,131
Institutional Class	424,878	1,311,449	159,726	218,794	702,425	856,436

Shares issued upon reinvestment of dividends and distributions:
Class A	537,167	1,109,147	99,338	206,393	150,040	312,703
Class B	—	74	—	—	—	126
Class C	44,076	84,130	10,943	21,032	33,967	72,841
Institutional Class	47,084	72,360	7,245	7,994	28,659	40,477

	2,910,092	4,929,328	670,309	1,465,292	1,714,316	3,487,626

Shares redeemed:
Class A	(1,935,272)	(4,572,539)	(447,850)	(1,535,695)	(1,231,435)	(1,755,989)
Class B	—	(36,119)	—	—	—	(48,250)
Class C	(140,017)	(320,507)	(41,166)	(227,258)	(122,352)	(466,331)
Institutional Class	(139,872)	(220,610)	(20,134)	(44,335)	(115,595)	(122,603)

	(2,215,161)	(5,149,775)	(509,150)	(1,807,288)	(1,469,382)	(2,393,173)

Net increase (decrease)	694,931	(220,447)	161,159	(341,996)	244,934	1,094,453

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/15 Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,939	28,957	$366,598
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the six months ended Feb. 29, 2016 and year ended Aug. 31, 2015, the Funds had the following exchange transactions:

	Six months ended
	2/29/16
	Exchange		Exchange
	Redemptions		Subscriptions
	Class A Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	1,513	$19,049	1,517	$19,049
Delaware Minnesota High-Yield Municipal Bond Fund	858	9,313	859	9,313

			Year ended
			8/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	2,080	2,255	$55,257	—	4,348	$55,527
Delaware Tax-Free Minnesota Intermediate Fund	—	1,832	20,911	1,838	—	20,911
Delaware Minnesota High-Yield Municipal Bond Fund	3,147	—	34,186	—	3,154	34,186

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit to be used as described above operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Feb. 29, 2016, or at any time during the period then ended.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
8.56%	8.92%	4.38%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2016